Acquisition (Consolidated Pro forma Results of Operations) (Details) (SANYO [Member], JPY ¥) In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2010	Mar. 31, 2009
SANYO [Member]
Net sales	¥ 8,617,400	¥ 9,537,809
Net income (loss) attributable to Panasonic Corporation	¥ (133,012)	¥ (436,093)
Basic	¥ (64.24)	¥ (209.73)
Diluted		¥ (209.73)